Offerings	Feb. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Notes due 2033
Amount Registered | shares	800,000,000
Maximum Aggregate Offering Price	$ 795,496,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 109,858.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $800,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $795,496,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Equinix, Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Equinix, Inc. will fully and unconditionally guarantee the notes issued by Equinix Europe 2 Financing Corporation LLC. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantees.